Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Line Items]
Turnover	€ 60,073	€ 52,444	€ 50,724
Operating profit	10,755	8,702	8,303
Gain on disposal of ekaterra	2,334	35
Net finance costs	(493)	(354)	(505)
Pensions and similar obligations	44	(10)	(9)
Finance income	281	147	232
Finance costs	(818)	(491)	(728)
Net monetary gain/(loss) arising from hyperinflationary economies	(157)	(74)	20
Share of net profit/(loss) of joint ventures and associates	208	191	175
Other income/(loss) from non-current investments and associates	24	91	3
Profit before taxation	10,337	8,556	7,996
Taxation	(2,068)	(1,935)	(1,923)
Net profit	8,269	6,621	6,073
Attributable to:
Non-controlling interests	627	572	492
Shareholders’ equity	€ 7,642	€ 6,049	€ 5,581
Combined earnings per share
Basic earnings per share (in euros per share)	€ 3.00	€ 2.33	€ 2.13
Diluted earnings per share (in euros per share)	€ 2.99	€ 2.32	€ 2.12
Ekaterra
Income Statement [Line Items]
Gain on disposal of ekaterra	€ 2,303	€ 0	€ 0